UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2002 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 21, 2002



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $147,208



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1939    48000 SH       SOLE                    48000
Advent Software                COM              007974108     5021   438500 SH       SOLE                   438500
Affymetrix                     COM              00826T108    10872   522700 SH       SOLE                   522700
Agile Software Corp.           COM              00846x105     6581  1026642 SH       SOLE                  1026642
ArthroCare Corp.               COM              043136100     6117   504700 SH       SOLE                   504700
Aspen Technology               COM              045327103      463   154300 SH       SOLE                   154300
BEA Systems, Inc               COM              073325102     2758   532500 SH       SOLE                   532500
BP Amoco PLC                   COM              055622104      760    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1109       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1410      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108      463    61500 SH       SOLE                    61500
CNET Networks Inc.             COM              12613R104     1444  1312500 SH       SOLE                  1312500
Ciena Corp                     COM              171779101     3217  1083303 SH       SOLE                  1083303
Concord EFS                    COM              206197105     2485   156500 SH       SOLE                   156500
Electronic Arts                COM              285512109    13966   211736 SH       SOLE                   211736
Exelixis Inc                   COM              30161Q104     1589   321100 SH       SOLE                   321100
General Electric               COM              369604103     1381    56016 SH       SOLE                    56016
General Mills                  COM              370334104      592    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      129    10000 SH       SOLE                    10000
IBM                            COM              459200101     1377    23616 SH       SOLE                    23616
Inhale Therap. Sys.            COM              457191104     2674   531800 SH       SOLE                   531800
Intel Corp.                    COM              458140100     1436   103392 SH       SOLE                   103392
Intuit                         COM              461202103     6957   152800 SH       SOLE                   152800
JDS uniphase corp.             COM              46612J101     2507  1287000 SH       SOLE                  1287000
Johnson & Johnson              COM              478160104      872    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     4884  1017600 SH       SOLE                  1017600
Linear Technology              COM              535678106     7399   357102 SH       SOLE                   357102
Magma Design Automation        COM              559181102     3552   398200 SH       SOLE                   398200
Maxim Intgrtd. Prod.           COM              57772K101     3660   147800 SH       SOLE                   147800
Millennium Pharm.              COM              599902103     3590   385200 SH       SOLE                   385200
Minnesota Mining               COM              604059105      220     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     5010   400500 SH       SOLE                   400500
PMC-Sierra Inc                 COM              69344F106     1972   508200 SH       SOLE                   508200
Pfizer, Inc.                   COM              717081103     1811    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     4434   700400 SH       SOLE                   700400
Rouse Co.                      COM              779273101      335    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     1347    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      308     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     1356   968600 SH       SOLE                   968600
Siebel                         COM              826170102     5192   903000 SH       SOLE                   903000
Target CP                      COM              239753106     1194    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     2302   336050 SH       SOLE                   336050
Vertex Pharm.                  COM              92532F100     7574   409620 SH       SOLE                   409620
Vignette Corp.                 COM              926734104     1677  2093200 SH       SOLE                  2093200
Vitesse Semi.                  COM              928497106      864  1270800 SH       SOLE                  1270800
Webmethods                     COM              94768c108     2749   569200 SH       SOLE                   569200
Yahoo                          COM              984332106     7085   740300 SH       SOLE                   740300
i2 Technologies, Inc           COM              465754109      573  1101200 SH       SOLE                  1101200